G2 Information Regarding Members of the Board of Directors and Group Management	12 Months Ended
Dec. 31, 2025
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
G2 Information regarding members of the Board of Directors and Group management

Information regarding members of the Board of Directors and Group management
Remuneration to the Board of Directors

SEK	Board fees		Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2025	Number of previously allocated synthetic shares outstanding		Net change in value of synthetic shares	1)	Committee fees	Total fees paid in cash	2)	Total remu- neration 2025		Total remu- neration 2024

				A			B			C		(A+B+C	)

Board member

Jan Carlson	5,000,000		47,336/75%	3,749,958	78,724		926,675		450,000	1,700,000		6,376,633		8,067,547

Jacob Wallenberg	1,300,000		12,307/75%	974,961	32,408		362,696		200,000	525,000		1,862,657		2,793,416

Jon Fredrik Baksaas	1,300,000		8,204/50%	649,921	21,605		241,785		555,000	1,205,000		2,096,706		2,663,919

Börje Ekholm	–		–	–	–		–		–	–		–		–

Eric A. Elzvik	1,343,655	4)	4,102/25%	324,960	10,802		120,888		560,000	1,567,741		2,013,589		2,189,425

Kristin S. Rinne	1,392,639	5)	4,102/25%	324,960	16,370		176,416		405,000	1,449,479		1,950,855		2,229,130

Marachel Knight	1,440,035	6)	12,307/75%	974,961	–		140,054		205,000	565,009		1,680,024		–

Jonas Synnergren	1,300,000		12,307/75%	974,961	15,705		196,121		520,000	845,000		2,016,082		2,210,316

Christy Wyatt	1,440,035	6)	12,307/75%	974,961	15,705		196,121		205,000	565,009		1,736,091		1,905,316

Karl Åberg	1,300,000		8,204/50%	649,921	–		93,362		200,000	850,000		1,593,283		1,370,000

Christian Cederholm	1,300,000		12,307/75%	974,961	–		140,054		–	325,000		1,440,015		–

Employee Representatives

Ulf Rosberg	49,500		–	–	–		–		16,200	65,700		65,700		66,150

Kjell-Åke Soting	49,500		–	–	–		–		21,600	71,100		71,100		73,350

Annika Salomonsson	49,500		–	–	–		–		12,600	62,100		62,100		71,550

Loredana Roslund (deputy)	49,500		–	–	–		–		–	49,500		49,500		51,750

Frans Frejdestedt (deputy)	49,500		–	–	–		–		–	49,500		49,500		51,750

Stefan Wänstedt (deputy)	49,500		–	–	–		–		–	49,500		49,500		53,550

Total	17,413,364		133,483	10,574,525	191,319		2,594,172		3,350,400	9,944,638		23,113,335	3)	23,797,169	9)

Total including resigned Board members	17,413,364		133,483	10,574,525	212,457	7)	2,794,945	8)	3,350,400	9,944,638		23,314,108	3)	26,639,512	10)

1)
The difference in value as of the time for payment, compared to December 31, 2024, for synthetic shares allocated in 2020 (for which payment was made in 2025). The difference in value as of December 31, 2025 compared to December 31, 2024, for synthetic shares allocated in 2021, 2022 and 2024. Calculated on a share price of SEK 90.60. The value of synthetic shares allocated in 2021, 2022, 2023 and 2024 includes respectively SEK 2.50, SEK 2.70, SEK 2.70 and SEK 2.85 per share in compensation for dividends resolved by the Annual General Meetings 2022, 2023, 2024 and 2025, and the value of the synthetic shares allocated in 2020 includes dividend compensation for dividends resolved in 2021, 2022, 2023 and 2024.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 5,800,245.
4)	Received additional fee of EUR 4,000 (SEK 43,655) for participating in physical meetings in Sweden 2025.
5)	Received additional fee of USD 10,000 (SEK 92,639) for participating in physical meetings in Sweden 2025.
6)	Received additional fee of USD 15,000 (SEK 140,035) for participating in physical meetings in Sweden 2025.
7)	Including synthetic shares previously allocated to the former Directors Carolina Dybeck Happe and Helena Stjernholm.
8)
Including synthetic shares previously allocated to the former Directors Carolina Dybeck Happe and Helena Stjernholm. For these synthetic shares the net change in value corresponds to the difference in value as of the time for the payment compared to December 31, 2024.

9)	Excluding the former Directors Carolina Dybeck Happe and Helena Stjernholm.
10)	Including the former Directors Carolina Dybeck Happe, Helena Stjernholm, Kurt Jofs, Ronnie Leten and Nora Denzel.

Comments to the table
–	The Chair of the Board was entitled to a Board fee of SEK 5,000,000.
–	The other non-employee Directors were entitled to a Board fee of SEK 1,300,000 each.
–
The Chair of the Audit and Compliance Committee was entitled to a fee of SEK 560,000 and the other non-employee
members of the Audit and Compliance Committee were entitled to a fee of SEK 320,000 each. The Chair of the Enterprise Business and Technology Committee was entitled to a fee of SEK 235,000 and the other non-employee
members of the Enterprise Business and Technology Committee were entitled to a fee of SEK 205,000 each. The Chairs of the Finance and Remuneration Committees were entitled to a fee of SEK 225,000 each and the other non-employee
members of these Committees were entitled to a fee of SEK 200,000 each.

–
The
non-employee
Directors have not received any remuneration other than the fees and synthetic shares as above. None of the Directors have entered into a service contract with the Parent Company or any of its subsidiaries, providing for termination benefits.

–
Members and deputy members of the Board who are Ericsson employees received no remuneration or benefits other than their entitlements as employees and a fee to the employee representatives and their deputies of SEK 2,250 per attended Board meeting and SEK 1,800 per attended Committee meeting.

–	The Annual General Meeting 2025 resolved that non-employee Directors may choose to receive the Board fee (i.e., exclusive of Committee fee) as follows: i) 25% of the Board fee in cash and 75% in the form of synthetic shares, ii) 50% in cash and 50% in the form of synthetic shares, or iii) 75% in cash and 25% in the form of synthetic shares. Directors may also choose not to participate in the synthetic share program and receive 100% of the Board fee in cash. Committee fees are always paid in cash.

The number of synthetic shares allocated is based on a volume-weighted average of the market price of Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days
immediately following the publication of Ericsson’s interim report for the first quarter 2025, which was SEK 79.22. The number of synthetic shares is rounded down to the nearest whole number of shares.
The synthetic shares are vested during the Directors’ term of office and the right to receive payment with regard to the allocated synthetic shares occurs after the publication of the Company’s year-end
financial statement during the fifth year following the Annual General Meeting, which resolved on the synthetic share program, i.e., in 2030. The amount payable shall be determined based on the volume-weighted average price for Ericsson’s Class B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end
financial statement.
Synthetic shares were allocated to members of the Board for the first time in 2008 and have been allocated annually since then on equal terms and conditions. Payment based on synthetic shares allocated in 2020 occurred in 2025. The amounts paid in 2025 under the synthetic share programs were determined based on the volume-weighted average price for Ericsson’s Class

B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the year-end
financial statements for 2024, which was SEK 85.14 and totaled SEK 3,619,776, excluding social security charges. The payments made do not constitute a cost for the Company in 2025. The Company’s costs for the synthetic shares have been disclosed each year and the net change in value of the synthetic shares for which payment was made in 2025, is disclosed in the table above “Remuneration to members of the Board of Directors”.
The value of all outstanding synthetic shares fluctuates in line with the market value of Ericsson’s Class B share and may differ from year to year compared to the original value on their respective grant dates. The change in value of the outstanding synthetic shares is established each year and affects the total recognized costs that year. As of December 31, 2025, the total outstanding number of synthetic shares under the programs is 345,940 and the total accounted debt is SEK 32,465,100.
Remuneration to the Group management
The Company’s costs for remuneration to the Group management are the costs recognized in the income statement during the financial year. These costs are disclosed under Remuneration costs below.
Costs recognized during a financial year in the income statement are not fully paid by the Company at the end of the fiscal year. The unpaid amounts that the Company has in relation to the Group management are disclosed under Outstanding balances.
Remuneration costs
The total remuneration to the President and CEO and to other members of the Group management, consisting of the Executive Team (ET), includes fixed salary, short- and long-term variable compensation, pension and other benefits. These remuneration elements are based on the guidelines for remuneration to Group management (the Guidelines) as approved by the Annual General Meetings (AGM) of shareholders held in 2023.

Remuneration costs for the President and CEO and other members of the Executive Team (ET)

SEK	President and CEO 2025	President and CEO 2024	President and CEO 2023	Other members of ET 2025	Other members of ET 2024	Other members of ET 2023	Total 2025	Total 2024	Total 2023

Salary 1)	20,050,525	20,526,329	19,520,568	117,718,567	145,880,088	135,208,734	137,724,092	166,406,417	154,729,302

Termination benefits	–	–	–	52,292,700	57,092,817	–	52,292,700	57,092,817	–

Annual variable remuneration provision earned for the year	22,373,471	15,036,644	–	150,081,742	162,568,816	48,399,226	173,318,213	177,605,460	48,399,226

Long-term variable compensation provision	21,996,809	19,780,629	31,708,587	50,159,593	33,628,636	30,547,582	72,156,402	53,409,265	62,256,169

Pension costs 2)	10,151,804	10,151,804	10,151,804	19,233,094	22,964,759	24,607,643	29,384,898	33,116,563	34,759,447

Other benefits	1,309,906	584,168	828,287	24,069,664	27,184,306	19,575,733	25,100,570	27,768,474	20,404,020

Social charges and taxes	23,754,624	20,762,202	19,546,145	60,174,513	65,013,883	45,222,286	83,929,137	85,776,085	64,768,431

Total	99,358,139	86,841,776	81,755,391	473,393,873	514,333,305	303,561,204	573,329,012	601,175,081	385,316,595

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.

Comments to the table

–
Per Narvinger was appointed Executive Vice President by the Board of Directors effective March 15, 2025. He did not substitute the President and CEO as the deputy to the President and CEO in 2025. Information regarding Per Narvinger is included in the group “Other members of ET.” The details of Per Narvinger’s remuneration in 2025 can be found in the Remuneration Report 2025.

–
Fredrik Jejdling was appointed as Executive Vice President by the Board of Directors effective November 7, 2017. He did not substitute the President and CEO as the deputy to the President and CEO in 2025. He stepped down from his duties as Executive Vice President on March 14, 2025. Information regarding Fredrik Jejdling is included in the group “Other members of ET”. The details of Fredrik Jejdling’s remuneration in 2025 for the period he served as Executive Vice President can be found in the Remuneration report 2025.

–
The group “Other members of ET 2025” includes a total of 17 persons. The group partly consists of: Yossi Cohen, Scott Dresser, Erik Ekudden, Moti Gyamlani, Niklas Heuveldop, Chris Houghton, Patrick Johansson, Jenny Lindqvist, Per Narvinger, Chafic Nassif, Lars Sandström, Åsa Tamsons and Andrés Vicente. In addition, Charlotte Levert joined ET on February 10 and the following persons who left ET during 2025: MajBritt Arfert on February 9, Fredrik Jejdling on March 14 and Stella Medlicott on December 31 2025.

–
The group ”Other members of ET 2024” includes a total of 20 persons. The group partly consists of: MajBritt Arfert, Scott Dresser, Erik Ekudden, Moti Gyamlani, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Jenny Lindqvist, Stella Medlicott, Per Narvinger and Åsa Tamsons. In addition are the following persons who joined ET during 2024: Yossi Cohen on February 1, Chafic Nassif on February 26, Lars Sandström on April 1, Andrés Vicente on May 1, Patrick Johansson on August 1, and the following persons who left ET during 2024: Rory Read on February 1, Carl Mellander on April 1, Nunzio Mirtillo on May 1 and Fadi Pharaon on August 1.

–
The group “Other members of ET 2023” includes a total of 16 persons. The group partly consists of: MajBritt Arfert, Scott Dresser, Erik Ekudden, Moti Gyamlani, Niklas Heuveldop, Chris Houghton, Fredrik Jejdling, Stella Medlicott, Carl Mellander, Nunzio Mirtillo, Per Narvinger, Fadi Pharaon, Rory Read and Åsa Tamsons. In addition Jenny Lindqvist, joined ET on February 1, 2023, and George Mulhern, left ET effective November 1, 2023.

–	The salary stated in the table for the President and CEO and other members of the ET includes vacation pay paid during 2025, as well as other contracted compensation expenses in 2025.
–	“Long-term variable compensation provision” refers to the compensation costs for full year 2025 for all outstanding share-based plans.
Outstanding balances
The Company has recognized the following liabilities relating to unpaid remunerations in the balance sheet:
–
Ericsson’s commitments for defined benefit-based pensions as of December 31, 2025, for other members of ET under IAS 19 amounted to SEK 28.1 (34.2) million which refers to the ITP plan. The disability and survivor’s pension benefits are insured. The President and CEO does not have a Swedish defined benefit-based pension plan, hence, Ericsson bears no commitment.

–	For previous Presidents and CEOs, the Company has made provisions for defined benefit pension plans in connection with their active service periods within the Company.
Severance terms and severance pay for the President and
CEO and members of Group Management
Upon termination by the company, salary and pension benefits for six or 12 months (period of notice) is paid. Thereafter severance pay, according to agreement, equivalent to a maximum of 12 or 18 months of salary, based on their fixed salary, is paid. The fixed salary during the notice period plus any severance pay cannot exceed an amount corresponding to 24 months fixed salary. Severance pay shall be reduced by 50% of income from other employment during the same period. In the event of termination by the employee, a notice period of 6 or 12 months with salary and pension benefits applies. No severance pay can then be requested unless it is a question of significant structural changes within the Group or other events, which have a significant negative impact on the content of the work. Agreements on severance pay contain both a non-competition
clause,
non-solicit
and a post-employment cooperation clause.